Segment Information - Long Lived Assets and Total Assets of Business Segments (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Premiums and other receivables	$ 684,064	$ 449,252
Prepaid reinsurance premiums	57,570	50,878
Reinsurance recoverable on unpaid losses	927,475	950,828
Deferred commission and other acquisition costs	99,093	60,112
Goodwill and intangible assets, net	165,748	156,915
Other Assets	1,488,124	1,169,530
Total assets	3,422,074	2,837,515
Property and Casualty
Segment Reporting Information [Line Items]
Premiums and other receivables	662,388	434,433
Prepaid reinsurance premiums	57,570	50,878
Reinsurance recoverable on unpaid losses	924,344	950,828
Deferred commission and other acquisition costs	97,841	59,048
Goodwill and intangible assets, net	91,993	93,769
Other Assets	0	0
Total assets	1,834,136	1,588,956
Accident and Health
Segment Reporting Information [Line Items]
Premiums and other receivables	21,676	14,819
Prepaid reinsurance premiums	0	0
Reinsurance recoverable on unpaid losses	3,131	0
Deferred commission and other acquisition costs	1,252	1,064
Goodwill and intangible assets, net	73,755	63,146
Other Assets	0	0
Total assets	99,814	79,029
Corporate and Other
Segment Reporting Information [Line Items]
Premiums and other receivables	0	0
Prepaid reinsurance premiums	0	0
Reinsurance recoverable on unpaid losses	0	0
Deferred commission and other acquisition costs	0	0
Goodwill and intangible assets, net	0	0
Other Assets	1,488,124	1,169,530
Total assets	$ 1,488,124	$ 1,169,530